Share-Based Payment (Details)					1 Months Ended	12 Months Ended
	Jul. 21, 2025 $ / shares	Mar. 17, 2024 shares	Mar. 14, 2023	Aug. 29, 2011 shares	Aug. 29, 2011 shares	Dec. 31, 2025 shares	Mar. 02, 2023 ₪ / shares shares	Mar. 02, 2023 $ / shares shares	May 19, 2020 shares	Jan. 29, 2020 shares
Share-Based Payment [Line Items]
Increase of reserve									10,000,000	10,000,000
Total options reserved				30,000,000
Remaining number of options available for grant						7,112,000
Extended expiry term			5 years
Options exercisable shares		148,500
ADS issued		14,850,000
Shareholders meeting shares		138,500
Options fully vested		100,000
Options vest for share option plan		48,500
Option of closing of a strategic transaction	300,000					118,100,000
Weighted average exercise price of share options granted in share-based payment arrangement (in Dollars per share) | $ / shares	$ 1.2
Ordinary Shares [Member]
Share-Based Payment [Line Items]
Options exercisable into ordinary shares							150,000	150,000
Ordinary shares exercise price | (per share)							₪ 0.0495	$ 0.014
Exercisable shares	42,300,000
ADS [Member]
Share-Based Payment [Line Items]
Exercisable shares	423,000
Exercise price	1.4
First Grant [Member]
Share-Based Payment [Line Items]
Grant options	423,000
Second Grant [Member]
Share-Based Payment [Line Items]
Grant options	423,000
Exercise price	1.6
Option of closing of a strategic transaction	123,000
Third Grant [Member]
Share-Based Payment [Line Items]
Grant options	100,000
Former Officer [Member]
Share-Based Payment [Line Items]
Grant options						1,500,000
Options expired						2,100,000
2011 Plan [Member]
Share-Based Payment [Line Items]
Share based payment award remaining contractual term					10 years
Number of share holding of up				10,000,000	10,000,000